Basis of preparation and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Disclosure of evolution of CPI

	2022	2021	2020	2019
Annual Index	1,128.45	686.95	504.81	440.50
Average Index	967.71	561.61	469.59	418.24

Yearly Inflation	64.3%	36.1%	14.6%
Cumulative Inflation (Since 2019)	156.2%	55.9%	14.6%

Disclosure of Estimated Useful Lives for Property, Plant and Equipment

The estimated useful lives are as follows:

Mobile network infrastructure	4 - 20	years
Fixed network infrastructure	3 - 25	years
Call center equipment	4 - 8	years
Buildings	21 - 25	years
Equipment, fixtures and fittings	2 - 10	years
Motor vehicles	4 - 6	years
Electricity power plant	20	years
Leasehold improvements	3 - 5	years

Disclosure of Estimated Useful Lives for Investment Properties

Investment Property	25 - 45 years

Telecommunication licenses
Statement [LineItems]
Disclosure of Estimated Useful Lives for Intangible Assets
Telecommunications licenses	3 – 25 years

Computer software
Statement [LineItems]
Disclosure of Estimated Useful Lives for Intangible Assets

Computer software	3 – 8 years

Other intangible assets
Statement [LineItems]
Disclosure of Estimated Useful Lives for Intangible Assets

Amortization is recognized in the statement of profit or loss on a straight-line basis over the estimated useful lives. The useful lives for computer software are as follows:

Indefeasible right of use	15	years
Transmission line software	5 - 10	years
Brand name	9 - 10	years
Customer base	2 - 15	years
Subscriber acquisition cost	2 - 6	years
Electricity production license	20	years